Discontinued Operations Assets and Liabilities Held for Sale Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	$ 5,812	$ 3,759
Disposal Group, Including Discontinued Operation, Liabilities	4,276	3,998
Buildings Tyco [Member]
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	157
Disposal Group, Including Discontinued Operation, Liabilities	28
Corporate
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale	$ 17
Automotive Experience Interiors
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale		55
Disposal Group, Including Discontinued Operation, Liabilities		$ 42